DREYFUS PREMIER ALPHA GROWTH FUND

Seeks capital appreciation by investing in growth companies

PROSPECTUS December 9, 2003
As revised, January 9, 2004

You, Your Advisor And
DREYFUS [LOGO]
A Mellon Financial CompanySM

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUND

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

YOUR INVESTMENT

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Regular Accounts

Instructions for IRAs

FOR MORE INFORMATION

Information on the recent strategies and holdings of the fund's predecessor fund can be found in its current annual/semiannual report.
See back cover.

Dreyfus Premier Alpha Growth Fund	THE FUND

Ticker Symbols:	Class A: n/a Class B: n/a Class C: n/a Class R: n/a Class T: n/a

[ICON] GOAL/APPROACH

The fund seeks capital appreciation. To pursue its goal, the fund normally invests substantially all of its assets in equity securities that are selected using one or more growth models developed by the fund's sub-adviser.

The fund's sub-adviser employs a quantitative approach to selecting portfolio securities by developing and historically testing growth models. Generally, the fund's portfolio manager uses these growth models to identify equity securities having the following characteristics:

•	High projected earnings for the next three to five years;

•	Positive earnings momentum;

•	Positive price momentum; and

•	Reasonable valuation metrics.

This approach differs from conventional portfolio management in that, generally, the sub-adviser will strictly adhere to underlying models in selecting portfolio securities. In unusual circumstances, the sub-adviser may deviate from the models.

The fund typically will hold 40-60 securities selected using these models. At least once a year, the fund's sub-adviser will reapply these models (a "regeneration"), which usually results in changes in fund holdings. The sub-adviser may change the models from time to time, depending on its ongoing research efforts.

When the sub-adviser regenerates the fund's holdings, each equity security identified by a particular model will be allocated an equal amount of the fund's assets. Generally, the fund will purchase securities on a pro rata basis when it receives new assets resulting from the purchase of its shares. The fund will sell securities generally on a pro rata basis when required to raise cash when shares of the fund are redeemed.

Because the fund may not invest more than 25% of its total assets in the securities of issuers in the same industry (excluding U.S. Government securities), the sub-adviser will be required to deviate from its principal investment strategy if, upon regenerating the fund, the securities selected would result in more than 25% of the fund's total assets being invested in a single industry.

The fund may invest in equity securities with any market capitalization, except as determined by particular models established by the fund's sub-adviser. The fund may continue to hold equity securities that a model initially selected, even if circumstances subsequently change so that the equity security would no longer qualify under that model. The fund also may purchase securities that would no longer qualify under a model if it receives new assets resulting from the purchase of fund shares before the next regeneration. Consequently, the fund may continue to hold and purchase securities that fit the growth models at the time those models were applied until the next regeneration (typically once a year) even though these securities may no longer exhibit growth characteristics or be considered "growth stocks" under commonly applied standards. The fund normally invests at least 90% of its net assets in equity securities such as common stocks and preferred stocks, including those purchased in initial public offerings or shortly thereafter.

The fund may sell a security prior to a regeneration if the sub-adviser identifies one or more "red flags." These red flags include: (i) restatement of financials; (ii) merger announcements; (iii) bankruptcy; (iv) corporate actions; and (v) the loss by a security of 50% of its market value (together with all dividends earned thereon) from the latter of its date of purchase or its last regeneration. The fund will generally invest the proceeds of any such sales pro rata in additional shares of the remaining securities that it holds.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling "against the box" for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities.

[Side Bar]

Concepts to understand

Strong price momentum: the fund seeks to purchase securities with extremely high 6 month price appreciation; generally, in the upper decile of all securities in their sector when ranked by 6 month price appreciation.

High 3-5 year earnings forecasts: the fund seeks to purchase securities with high 3-5 year forecasted earnings-per-share growth rates; generally, in the upper quartile of all securities in their sector when ranked by forecasted earnings-per-share growth rates.

Compelling valuation metrics: the fund seeks to purchase securities with price-to-sales ratios under 10 or price-to-earnings ratios below 100.

[ICON] MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Smaller company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

•	Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).

•	Market sector risk. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors. In addition, because none of the models used by the fund screens for sectors or industries, subject to the 25% industry concentration limit noted above, the fund may be more heavily concentrated in a specific industry or sector than would a portfolio that took sector and/or industry weightings into consideration. Therefore, although the fund uses the S&P 500 Index as its benchmark, its concentration in specific industries and sectors, as well as its returns, may differ significantly from those of its benchmark.

•	Leveraging risk. The use of leverage, such as borrowing money to purchase securities, lending portfolio securities and engaging in forward commitment transactions, will magnify the fund's gains or losses.

•	Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and foreign currencies). A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

•	Regeneration risk. Regeneration of the fund's portfolio may result in the sale of equity securities that have recently performed well, and may increase investments with relatively lower historical returns.

•	Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

[Side Bar]

Other potential risks

The fund's performance will depend on the success of any investment decision or growth model. The selection criteria for particular models may be out of favor with the market, or the market may change after the portfolio manager applies particular models.

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

[ICON] PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by the fund's sub-investment adviser, Alpha Growth Portfolio (the "predecessor fund"), a series of The Bear Stearns Funds, will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about April 16, 2004. The performance figures for the fund's Class T shares in the bar chart represent the performance of the predecessor fund's Class A shares from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The performance figures for the fund's Class T, Class A, Class B, Class C and Class R shares in the table represent the performance of the predecessor fund's Class A (with respect to the fund's Class T, Class A and Class R), Class B and Class C shares, respectively, and are compared to those of the S&P 500 Index, a broad-based, unmanaged total return performance benchmark of domestically traded common stocks. These returns have been adjusted to reflect the fund's applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance of each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class T shares (based on the predecessor fund's Class A performance, adjusted to reflect the sales load applicable to the fund's Class T shares). After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

Class T shares*

'93	'94	'95	'96	'97	+33.64 '98	+26.30 '99	-13.80 '00	+2.93 '01	-10.26 '02

Best Quarter: Worst Quarter:	Q4 '98 Q3 '02	+32.75% -13.10%

The fund's year-to-date total return as of 9/30/03 was 12.92%.*

* Represents the performance of the predecessor fund's Class A shares.

Average annual total returns as of 12/31/02*

Share class/
inception date                             1 Year             5 Years          Since Inception

Class T (12/29/97)
returns before taxes                       -14.30%             5.12%                5.11%
Class T
returns after taxes on
distributions                              -14.30%             5.10%                5.09%
Class T
returns after taxes on
distributions and sale of fund
shares                                     -8.78%              4.16%                4.16%
Class A (12/29/97)
returns before taxes                       -15.42%             4.84%                4.83%
Class B (12/29/97)
returns before taxes                       -14.28%             5.21%                5.36%
Class C (12/29/97)
returns before taxes                       -11.54%             5.54%                5.54%
Class R (12/29/97)
returns before taxes                       -10.26%             6.09%                6.08%
S&P 500 Index
reflects no deduction for fees,
expenses or taxes                          -22.10%            -0.59%               -0.59%

_______________________
* The performance for the fund's Class T, A, B, C and R shares represents the performance of the predecessor fund's Class A (with respect to the fund's Class T, A and R), B and C shares, respectively.

Prior to August 1, 2002, the predecessor fund was known as the Focus List Portfolio and employed a different principal investment strategy. Historical performance for periods before such date reflect such strategy.

[Right Side Bar]

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON] EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                        Class A   Class B    Class C     Class R   Class T
Shareholder transaction fees                            -------   -------    -------     -------   -------
(fees paid from your account)

Maximum front-end sales charge on                        5.75       none       none        none     4.50
purchases as a % of offering price

Maximum contingent deferred sales charge (CDSC) as       none*     4.00**      1.00        none     none*
a % of purchase or sale price, whichever is less

Annual fund operating expenses
(expenses paid from fund assets) as a % of average
daily net assets
Management fees                                           .75       .75        .75         .75       .75
Rule 12b-1 fee                                            none      .75        .75         none      .25
Shareholder services fee                                  .25       .25        .25         none      .25
Other expenses                                            .26       .33        .34         .20       .26
Total                                                    1.26      2.08       2.09         .95      1.51

Fee waiver and/or                                         N/A      (.18)      (.19)        N/A      (.11)
expense reimbursement
Net operating expenses***                                1.26       1.90       1.90        .95      1.40

__________
*	Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

**	Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, are subject to a 5.00% CDSC if redeemed within one year of their initial purchase.

***	The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, Class C and Class T for the two-year period following the closing date of the reorganization of the predecessor fund, so that theexpenses of each such class (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed the net operating expenses listed in the fee table for such class.

Expense example

                                              1 Year         3 Years    5 Years       10 Years
---------------------------------------------------------------------------------- --------------
Class A                                       $696           $952       $1,227         $2,010

Class B
with redemption                               $593           $916       $1,285         $1,977+
without redemption                            $193           $616       $1,085         $1,977+

Class C
with redemption                               $293           $617       $1,088         $2,390
without redemption                            $193           $617       $1,088         $2,390

Class R                                       $97            $303       $525           $1,166

Class T                                       $586           $885       $1,216         $2,152
†	Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first and second year of the three-, five- and ten-years examples are based on net operating expenses, which for Classes B, C and T reflect the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

[Right Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

Rule 12b-1 fee: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The amounts listed are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the fee table above.

[ICON] MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $167 billion in approximately 200 mutual fund portfolios. The fund has agreed to pay Dreyfus a management fee at the annual rate of .75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.2 trillion of assets under management, administration or custody, including approximately $625 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Bear Stearns Asset Management Inc. (BSAM), located at 383 Madison Avenue, New York, New York 10179, to serve as the fund's sub-investment adviser. BSAM served as the predecessor fund's investment adviser. BSAM, a wholly owned subsidiary of The Bear Stearns Companies Inc., was established in 1985. The Bear Stearns Companies Inc. is a holding company that, through its subsidiaries (including its principal subsidiary, Bear, Stearns & Co. Inc.), is a leading United States investment banking, securities trading and brokerage firm serving U.S. and foreign corporations, governments and institutional and individual investors. BSAM is a registered investment adviser and provides investment advisory and administrative services to open-end investment funds and other managed accounts with aggregate assets at October 31, 2003 of approximately $22.1 billion. BSAM, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments.

James P. O'Shaughnessy will be the primary portfolio manager of the fund. Mr. O'Shaughnessy serves as Senior Managing Director and Director—Systematic Equity Investments at BSAM. Before joining BSAM in 2001, he served as Chairman and CEO of Netfolio Inc. (formerly known as O'Shaughnessy Capital Management) from 1988 to 2001. Mr. O'Shaughnessy has authored three best-selling books: How to Retire Rich, What Works on Wall Street and Invest Like the Best.

The fund, Dreyfus, BSAM, and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The code of ethics of Dreyfus and BSAM restricts the personal securities transactions of Dreyfus' and BSAM's respective employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of each code is to ensure that personal trading by Dreyfus or BSAM employees does not disadvantage any fund managed by Dreyfus or BSAM, respectively.

[ICON] FINANCIAL HIGHLIGHTS

The financial highlights information in the following tables for the fund's Class T, B and C shares represents the financial highlights of the predecessor fund's Class A, B and C shares, respectively, for the fiscal periods indicated. It is currently contemplated that the predecessor fund will be reorganized into the fund on or about April 16, 2004. "Total return" shows how much an investment in the predecessor fund's shares would have increased (or decreased) during the period, assuming all dividends and distributions were reinvested. These financial highlights have been audited (except as noted) by Deloitte & Touche LLP, the predecessor fund's independent auditors, whose report, along with the predecessor fund's financial statements, is included in the predecessor fund's annual report, which is available upon request. Since Class A and Class R shares are new, financial highlights information is not available for those classes as of the date of this prospectus. The fund's independent auditors are Ernst & Young LLP.

                                                                                Year Ended March 31,
                                            Six Month Period
                                                  Ended
                                           September 30, 2003
Class T                                        (unaudited)        2003       2002       2001       2000       1999
-------------------------------------------------------------------------------------------------------------------

Per-Share
Data ($):

Net asset value, beginning of period              15.57            18.84     16.75      21.21      17.32`       13.40

Investment            Investment income
operations:           -- net* (1)                  --              (0.02)    (0.03)     (0.09)     (0.07)       (0.07)

                      Net realized and
                      unrealized gain
                      (loss) on
                      investments* (2)             2.61            (3.25)     2.12      (4.37)      3.96         4.01

Total from investment operations                   2.61            (3.27)     2.09      (4.46)      3.89         3.94

Distributions:        Dividends from
                      investment income
                      -- net                       --              --         --        --         --           --

                      Dividends from net
                      realized gain on
                      investments                  --              --         --        --         --           (0.02)

Total distributions                                --              --         --        --         --           (0.02)

Net asset value, end of period                     18.18           15.57     18.84      16.75      21.21        17.32

Total
Return (%) (3)                                     16.76          (17.36)    12.48     (21.03)     22.46        29.47
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data (%):

Ratio of expenses to average net
assets (1)                                       1.40(4)            1.40      1.40       1.40       1.40         1.40

Ratio of net investment income to
average net assets (1)                          (0.01)(4)          (0.15)    (0.42)     (0.46)     (0.63)       (0.57)

Increase reflected in expense and net
investment income ratios due to waivers
and related reimbursements                       0.34(4)            0.56      1.06       0.97       1.33         2.89

Portfolio turnover
rate                                              0.00            185.33     82.40      81.37      56.26        84.49
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)            63,918         39,817     23,176     17,316    22,580       6,542
*	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

(1)	Reflects waivers and related reimbursements.

(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.

(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

(4)	Annualized.

                                                                                Year Ended March 31,
                                            Six Month Period
                                                  Ended
                                           September 30, 2003
Class B                                        (unaudited)        2003       2002       2001       2000       1999
--------------------- -------------------- -------------------- ---------- ---------- --------- ----------- ----------
Per-Share
Data ($):

Net asset value, beginning of period             15.17             18.41     16.46     20.93      17.18        13.38

Investment            Investment income
operations:           -- net* (1)                (0.04)            (0.08)    (0.06)    (0.17)     (0.16)       (0.13)

                      Net realized and
                      unrealized gain
                      (loss) on
                      investments* (2)            2.55             (3.16)     2.01     (4.30)      3.91         3.95

Total from investment operations                  2.51             (3.24)     1.95     (4.47)      3.75         3.82

Distributions:        Dividends from
                      investment income
                      -- net                       --              --         --        --         --           --

                      Dividends from net
                      realized gain on
                      investments                  --              --         --        --         --          (0.02)

Total distributions                                --              --         --        --         --          (0.02)

Net asset value, end of period                   17.68             15.17     18.41     16.46      20.93        17.18

Total
Return (%) (3)                                   16.55            (17.60)    11.85    (21.36)     21.83        28.61
--------------------- -------------------- -------------------- ---------- ---------- --------- ----------- ----------

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets
   (1)                                            1.90(4)           1.90      1.90      1.90       1.90         1.90

Ratio of net investment income to
average net assets (1)                           (0.51)(4)         (0.65)    (0.92)    (0.96)     (1.11)       (1.07)

Increase reflected in expense and net
investment income ratios due to waivers
and related reimbursements                        0.34(4)           0.56      1.06      0.97       1.33         2.89

Portfolio turnover
rate                                              0.00            185.33     82.40     81.37      56.26        84.49
--------------------- -------------------- -------------------- ---------- ---------- --------- ----------- ----------

Net assets, end of period ($ x 1,000)           24,681            16,059     9,061     7,441      9,124        4,460
*	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

(1)	Reflects waivers and related reimbursements.

(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.

(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

(4)	Annualized.

                                                                                Year Ended March 31,
                                            Six Month Period
                                                  Ended
                                           September 30, 2003
Class C                                        (unaudited)        2003       2002       2001       2000       1999
--------------------- -------------------- -------------------- ---------- ---------- --------- ----------- ----------
Per-Share
Data ($):

Net asset value, beginning of period             15.19            18.42      16.46     20.94      17.19        13.38

Investment            Investment income
operations:           -- net* (1)                (0.04)           (0.06)     (0.06)    (0.17)     (0.18)       (0.13)

                      Net realized and
                      unrealized gain
                      (loss) on
                      investments* (2)            2.55            (3.17)      2.02     (4.31)      3.93         3.96

Total from investment operations                  2.51            (3.23)      1.96     (4.48)      3.75         3.83

Distributions:        Dividends from
                      investment income
                      -- net                       --              --         --        --         --           --

                      Dividends from net
                      realized gain on
                      investments                  --              --         --        --         --          (0.02)

Total distributions                                --              --         --        --         --          (0.02)

Net asset value, end of period                   17.70            15.19      18.42     16.46      20.94        17.19

Total
Return (%) (3)                                   16.52           (17.54)     11.91    (21.40)     21.81        28.69
--------------------- -------------------- -------------------- ---------- ---------- --------- ----------- ----------
Ratios/Supplemental Data (%):

Ratio of expenses to average net
assets (1)                                        1.90(4)          1.90       1.90      1.90       1.90         1.90

Ratio of net investment income to
average net assets (1)                           (0.51)(4)        (0.63)     (0.92)    (0.96)     (1.09)       (1.07)

Increase reflected in expense and net
investment income ratios due to waivers
and related reimbursements                        0.34(4)          0.56       1.06      0.97       1.33         2.89

Portfolio turnover
rate                                              0.00            185.33     82.40     81.37      56.26        84.49
--------------------- -------------------- -------------------- ---------- ---------- --------- ----------- ----------
Net assets, end of period ($ x 1,000)           22,995            13,236     6,546     4,973      6,398        3,304
*	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

(1)	Reflects waivers and related reimbursements.

(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.

(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

(4)	Annualized.

YOUR INVESTMENT

[ICON] ACCOUNT POLICIES

The Dreyfus Premier funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein. In addition, such third parties may receive payments from Dreyfus in connection with their offering of fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the fund instead of other mutual funds where such payments are not received. Consult your financial representative for further information.

You will need to choose a share class before making your initial investment. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. In making your choice, you should consider how much you plan to invest and how long you plan to hold your investment, then weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC). Your financial representative can help you choose the share class that is appropriate for you.

•	Class A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon. If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.

•	Class B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

•	Class C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.

•	Class R shares are designed for eligible institutions and their clients (individuals may not purchase these shares directly), and may be purchased by shareholders who received Class R shares in exchange for Class Y shares of the predecessor fund in the reorganization of such fund.

•	Class T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a shorter–term investment horizon. However, if you invest $1 million or more in the fund, you should buy Class A shares, regardless of your investment horizon, because Class A has lower expenses than Class T.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees for Class B and Class C shares have the same purpose as the front-end sales charge on sales of Class A and Class T shares: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.

[Left Side Bar]

Reduced Class A and Class T Sales Charge

Letter of intent: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

Right of accumulation: when calculating your sales charge on Class A or Class T shares you may take into account the value of any shares you own in this fund or in certain other Dreyfus Premier Funds or Dreyfus Founders Funds. For any such right of accumulation to be made available, at the time of purchase you must provide sufficient information to permit the confirmation of qualification.

Consult the Statement of Additional Information (SAI) or your financial representative for more details.

Share class charges

Each share class has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, are subject to different CDSC and conversion schedules than those described below. Consult your financial representative or refer to the SAI to see if this may apply to you.

Sales charges

Class A and Class T—charged when you buy shares

                                 Sales charge deducted as             Sales charge as a % of
Your investment                   a % of offering price                your net investment
----------------                 ------------------------             -----------------------
                                Class A          Class T            Class A        Class T

up to $49,999                    5.75%            4.50%              6.10%          4.70%

$50,000-$99,999                  4.50%            4.00%              4.70%          4.20%

$100,000-$249,999                3.50%            3.00%              3.60%          3.10%

$250,000-$499,999                2.50%            2.00%              2.60%          2.00%

$500,000-$999,999                2.00%            1.50%              2.00%          1.50%

$1 million or more*              0.00%            0.00%              0.00%          0.00%

__________

*     A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.

Class B - charged when you sell shares
                                               CDSC as a % of your initial
                                              investment or your redemption
Years since purchase was made                       (whichever is less)____

Up to 2 years.............................                4.00%
2-4 years.................................                3.00%
4-5 years.................................                2.00%
5-6 years.................................                1.00%
More than 6 years.........................      Shares will automatically
                                                            convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

Class C – charged when you sell shares

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

Class R – no sales load or Rule 12b-1 fees

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments	Initial	Additional

Regular accounts Traditional IRAs Spousal IRAs Roth IRAs Education Savings Accounts	$1,000 $750 $750 $750 $500	$100; $500 for Dreyfus TeleTransfer investments no minimum no minimum no minimum no minimum after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

[Right Side Bar]

Concepts to Understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

•	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

[Side Bar]

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days
•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online

Proceeds sent by	Minimum phone/online	Maximum phone/online

Check* Wire Dreyfus TeleTransfer	no minimum $1,000 $500	$250,000 per day $500,000 for joint accounts every 30 days/$20,000 per day $500,000 for joint accounts every 30 days/$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

General Policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four purchases/redemptions or exchanges (so called roundtrips) during any twelve-month period)

•	refuse any purchase or exchange request in excess of 1% of the fund's total assets

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

[Left Side Bar]

Small Account Policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

[ICON] DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[ICON] SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain Founders-advised funds (not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange Privilege	For making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus funds. There will be no CDSC on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request you can reinvest up to the number of Class A, Class B or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON] In Writing

Complete the application.
Mail your application and a check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

[ICON] By Telephone

Wire Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:
•    ABA# 021000018
•    DDA# 8900479078
•    the fund name
•    the share class
•    your Social Security or tax ID number
•    name(s) of investor(s)
•    dealer number if applicable

Return your application with the account number on the application.

[ICON] Online (www.dreyfus.com)

[ICON] Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
•    ABA # 021000018
•    DDA # 8900479078
•    the fund name
•    the share class
•    your account number
•    name(s) of investor(s)
•    dealer number if applicable

Electronic check Same as wire, but insert "111" before your 14-digit account number.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Website to request your transaction.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:
•    your name(s) and signature(s)
•    your account number
•    the fund name
•    the dollar amount you want to sell
•    the share class
•    how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

Wire Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit the Dreyfus Website to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

[Left Side Bar]

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Family of Funds.

[Right Side Bar]

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

[ICON] In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

[ICON] By Telephone

[ICON] Automatically

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
•    ABA # 021000018
•    DDA # 8900479078
•    the fund name
•    the share class
•    your account number
•    name of investor
•    the contribution year
•    dealer number if applicable

Electronic check Same as wire, but insert "111" before your 14-digit account number.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:
•    your name and signature
•    your account number
•    the fund name
•    the dollar amount you want to sell
•    the share class
•    how and where to send the proceeds
•    whether the distribution is qualified or premature
•    whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

Systematic Withdrawal Plan Call us to request instructions to establish the plan.

[Left Side Bar]

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Trust Company, Custodian.

FOR MORE INFORMATION

Dreyfus Premier Alpha Growth Fund
A series of Dreyfus Premier Manager Funds I
SEC file number: 811-21386

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and investment strategies that significantly affected the performance of the fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[Left Side Bar]

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611

By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

©2004 Dreyfus Service Corporation

DREYFUS PREMIER INTRINSIC VALUE FUND

Seeks capital appreciation by investing
in value companies

PROSPECTUS December 9, 2003

As revised, January 9, 2004

You, Your Advisor and
DREYFUS [LOGO]
A Mellon Financial CompanySM

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUND

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

YOUR INVESTMENT

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Regular Accounts

Instructions for IRAs

FOR MORE INFORMATION

Information on the recent
strategies and holdings of the
fund's predecessor fund can be
found in its current
annual/semiannual report. See
back cover.

Dreyfus Premier Intrinsic Value Fund	THE FUND
Ticker Symbols	Class A: n/a Class B: n/a Class C: n/a Class R: n/a Class T: n/a

[ICON]      GOAL/APPROACH

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations, at the time of purchase, of more than $10 billion that the portfolio managers identify as value securities. Within this 65% category, the fund may invest up to 10% of its total assets in equity securities of foreign issuers in the form of U.S. dollar-denominated American Depositary Receipts (ADRs) that are listed on U.S. exchanges.

The fund normally invests at least 85% of its total assets in equity securities, which may include common stocks, preferred stocks, convertible securities and ADRs. The convertible securities and preferred stocks in which the fund may invest must be rated investment grade by a nationally recognized statistical rating organization at the time of purchase.

The portfolio managers use a "value approach" to investing. The portfolio managers look for equity securities that have relatively low price-to-book ratios, low price-to-earnings ratios or lower-than-average price-to-cash-flow ratios and dividend payments. The portfolio managers may consider factors such as a company's earnings growth, dividend payout ratios, return on equity, stock price volatility relative to the market, new management and upcoming corporate restructuring, the general business cycle, the company's position within a specific industry and the company's responsiveness to changing conditions.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The fund may also engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

[Side Bar]

Concepts to understand

Large companies: established companies that tend to have long histories of operation, well established business relationships, substantial resources and the ability to weather change and economic downturn. The weighted average market capitalization of issuers in whose securities the fund invests will vary depending on market conditions.

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings, price-to-cash flow or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

[ICON]      MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Value stock risk. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

•	Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund's volatility.

•	Market sector risk. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Leveraging risk. The use of leverage, such as borrowing money to purchase securities, lending portfolio securities and engaging in forward commitment transactions, will magnify the fund's gains or losses.

•	Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates). A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

•	Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

[Side Bar]

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the loaned securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

[ICON]      PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by the fund's sub-investment adviser, Intrinsic Value Portfolio (the "predecessor fund"), a series of The Bear Stearns Funds, will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about April 16, 2004. The performance figures for the fund's Class T shares in the bar chart represent the performance of the predecessor fund's Class A shares from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The performance figures for the fund's Class T, Class A, Class B, Class C and Class R shares in the table represent the performance of the predecessor fund's Class A (with respect to the fund's Class T and Class A), Class B, Class C and Class Y shares, respectively, and are compared to those of the S&P 500 Index, a broad-based, unmanaged total return performance benchmark of domestically traded common stocks. These returns have been adjusted to reflect the fund's applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance of each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class T shares (based on the predecessor fund's Class A performance, adjusted to reflect the sales load applicable to the fund's Class T shares). After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

Class T shares*

'93	'94	'95	+14.31 '96	+31.07 '97	+15.60 '98	+0.23 '99	+20.95 '00	-1.57 '01	-17.59 '02

Best Quarter: Worst Quarter:	Q4 '97 Q3 '02	+17.59% -21.81%

The fund's year-to-date total return as of 9/30/03 was 16.58%.*

* Represents the performance of the predecessor fund's Class A shares.

Average annual total returns as of 12/31/02*
Share class/inception date                 1 Year        5 Years    Since Inception

Class T (4/4/95)
returns before taxes                       -21.22%        1.66%          9.61%

Class T
returns after taxes on
distributions                              -21.52%         .38%          7.81%

Class T
returns after taxes on
distributions and sale of fund
shares                                     -13.09%        1.25%          7.56%
Class A (4/4/95)
returns before taxes                       -22.32%        1.39%          9.43%
Class B (1/28/98)
returns before taxes                       -21.43%         n/a          2.02%**

Class C (4/4/95)
returns before taxes                       -18.85%        2.11%          9.71%

Class R (9/11/95)
returns before taxes                       -17.15%        3.14%         9.17%**

S&P 500 Index
reflects no deduction for fees,
expenses or taxes                          -22.10%        -0.59%        9.33%**

______________
* The performance for the fund's Class T, A, B, C and R shares represents the performance of the predecessor fund's Class A (with respect to the fund's Class T and A), B, C and Y shares, respectively. ** The comparable return for the same period for the S&P 500 Index was -.82% for the period since inception of Class B and 8.01% for the period since inception of Class R.

[Right Side Bar]

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]      EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                             Class A      Class B      Class C       Class R        Class T
Shareholder transaction fees                                 -------      -------      -------       -------        -------
(fees paid from your account)

Maximum front-end sales charge on                              5.75         none        none           none           4.50
purchases as a % of offering price

Maximum contingent deferred sales charge                      none*        4.00**       1.00           none          none*
(CDSC) as a % of purchase or sale price, whichever is
less

Annual fund operating expenses
(expenses paid from fund assets)
as a % of average daily net assets
Management fees                                                .75          .75          .75           .75            .75
Rule 12b-1 fee                                                 none         .75          .75           none           .25
Shareholder services fee                                       .25          .25          .25           none           .25
Other expenses                                                 .28          .35          .32           .16            .28
Total                                                         1.28         2.10         2.07           .91           1.53

Fee waiver and/or
expense reimbursement                                          N/A         (.10)        (.07)          N/A           (.03)

Net operating expenses***                                     1.28         2.00         2.00           .91           1.50
*	Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1% if redeemed within one year.
**	Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, are subject to a 5.00% CDSC if redeemed within one year of their initial purchase.
***	The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, Class C, Class R and Class T for the two-year period following the closing date of the reorganization of the predecessor fund, so that the expenses of each such class (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.00%.

Expense example
                                                  1 Year         3 Years     5 Years      10 Years
------------------------------------------------- -------------- ----------- ------------ ------------
Class A                                           $698           $958        $1,237       $2,031

Class B
with redemption                                   $603           $938        $1,310       $2,012+
without redemption                                $203           $638        $1,110       $2,012+

Class C
with redemption                                   $303           $635        $1,100       $2,389
without redemption                                $203           $635        $1,100       $2,389

Class R                                           $93            $290        $504         $1,120

Class T                                           $596           $906        $1,241       $2,186
†	Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first and second year of the three-, five- and ten-years examples are based on net operating expenses, which for Classes B, C and T reflect the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

[Right Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

Rule 12b-1 fee: the fee paid to the fund's distributor to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The amounts listed are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the fee table above.

[ICON]     MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $167 billion in approximately 200 mutual fund portfolios. The fund has agreed to pay Dreyfus a management fee at the annual rate of .75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.2 trillion of assets under management, administration or custody, including approximately $625 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Bear Stearns Asset Management Inc. (BSAM), located at 383 Madison Avenue, New York, New York 10179, to serve as the fund's sub-investment adviser. BSAM served as the predecessor fund's investment adviser. BSAM, a wholly owned subsidiary of The Bear Stearns Companies Inc., was established in 1985. The Bear Stearns Companies Inc. is a holding company that, through its subsidiaries (including its principal subsidiary, Bear, Stearns & Co. Inc.), is a leading United States investment banking, securities trading and brokerage firm serving U.S. and foreign corporations, governments and institutional and individual investors. BSAM is a registered investment adviser and provides investment advisory and administrative services to open-end investment funds and other managed accounts with aggregate assets at October 31, 2003 of approximately $22.1 billion. BSAM, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments.

James G. McCluskey, CFA, and Jeffrey Simon will be co-primary portfolio managers of the fund. Mr. McCluskey serves as Senior Managing Director and Co-Chief Investment Officer-Equities/Senior Portfolio Manager at BSAM, which he joined in 1997. Mr. Simon serves as Senior Managing Director and Co-Chief Investment Officer—Equities/Senior Portfolio Manager at BSAM. Before joining BSAM in 1999, he was a Managing Director at MacKay-Shields, where he served as a senior portfolio manager from 1992 to 1999.

The fund, Dreyfus, BSAM, and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The code of ethics of Dreyfus and BSAM restricts the personal securities transactions of Dreyfus' and BSAM's respective employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of each code is to ensure that personal trading by Dreyfus or BSAM employees does not disadvantage any fund managed by Dreyfus or BSAM, respectively.

[ICON]      FINANCIAL HIGHLIGHTS

The financial highlights information in the following tables for the fund's Class T, B, C and R shares represents the financial highlights of the predecessor fund's Class A, B, C and Y shares, respectively, for the fiscal periods indicated. It is currently contemplated that the predecessor fund will be reorganized into the fund on or about April 16, 2004. "Total return" shows how much an investment in the predecessor fund's shares would have increased (or decreased) during the period, assuming all dividends and distributions were reinvested. These financial highlights have been audited (except as noted) by Deloitte & Touche LLP, the predecessor fund's independent auditors, whose report, along with the predecessor fund's financial statements, is included in the predecessor fund's annual report, which is available upon request. Since Class A shares are new, financial highlights information is not available for that class as of the date of this prospectus. The fund's independent auditors are Ernst & Young LLP.

                                                                                         Year Ended March 31,
                                                            Six Month Period
                                                                 Ended
                                                            September 30, 2003
Class T                                                        (unaudited)        2003     2002     2001      2000   1999
---------------------------- -------------------------------- ----------------- ----------------- --------- -----------------
Per-Share Data ($):

Net asset value, beginning of period                                 14.81         20.04   19.63    16.71      19.74  20.83

Investment operations:       Investment income -- net* (1)            0.01          0.14    0.04     0.11       0.11   0.11

                             Net realized and unrealized
                             gain (loss) on investments* (2)          3.53         (5.26)   0.87     3.85      (0.94)  0.59

Total from investment operations                                      3.54         (5.22)   0.91     3.96      (0.83)  0.70

Distributions:               Dividends from investment
                             income -- net                             --          (0.11)  (0.01)   (0.13)     (0.10) (0.11)

                             Dividends from net realized
                             gain on investments                       --          --      (0.49)   (0.91)     (2.10) (1.68)

Total distributions                                                    --          (0.11)  (0.50)   (1.04)     (2.20) (1.79)

Net asset value, end of period                                       18.35         14.81   20.04    19.63      16.71  19.74

Total Return (%) (3)                                                 23.90        (25.60)   4.72    23.79      (4.91)  3.68
---------------------------- -------------------------------- ----------------- ----------------- --------- -----------------
Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)                           1.50(4)       1.50    1.50     1.50       1.50    1.50

Ratio of net investment income to average net assets (1)              0.57(4)       0.93    0.38     0.72       0.56    0.54

Increase reflected in expense and net investment income
ratios due to waivers and related reimbursements                      0.36(4)       0.43    0.75     1.50       1.78    1.46

Portfolio turnover rate                                              23.51         52.98   20.60    60.46      55.66   38.27
---------------------------- -------------------------------- ----------------- ----------------- --------- -----------------
Net assets, end of period ($ x 1,000)                               34,194        17,734  20,953   11,983      7,950   9,677
*	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1)	Reflects waivers and related reimbursements.
(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Annualized.

                                                                                                      Year Ended March 31,
                                                                   Six Month Period
                                                                        Ended
                                                                  September 30, 2003
Class B                                                              (unaudited)     2003    2002      2001      2000   999
-------------------------- ------------------------------------- ----------------------------------- --------- ----------------
Per-Share Data ($):

Net asset value, beginning of period                                      14.50      19.65   19.35     16.49      19.51  20.66

Investment operations:     Investment income (loss) -- net* (1)           --          0.05    (0.02)    0.03       0.01   0.08

                           Net realized and unrealized gain
                           (loss) on investments*(2)                       3.43      (5.16)    0.81     3.78      (0.93)  0.52

Total from investment
operations                                                                 3.43      (5.11)    0.79      3.81      (0.92)  0.60

Distributions:             Dividends from investment income --
                           net                                            --         (0.04)   --       (0.04)     --     (0.07)

                           Dividends from net realized gain on
                           investments                                    --         --       (0.49)   (0.91)     (2.10) (1.68)

Total distributions                                                       --         (0.04)   (0.49)   (0.95)     (2.10) (1.75)

Net asset value, end of period                                            17.93      14.50    19.65     19.35      16.49  19.51

Total Return (%) (3)                                                      23.66     (26.02)    4.17     23.19      (5.41)  3.21
-------------------------- ------------------------------------- ----------------------------------- --------- ----------------
Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)                                2.00(4)    2.00     2.00      2.00       2.00   2.00

Ratio of net investment income (loss) to average net assets (1)            0.09(4)    0.45    (0.07)     0.15       0.03   0.08

Increase reflected in expense and net investment income/(loss)
ratios due to waivers and related reimbursements                           0.36(4)    0.43     0.75      1.50       1.75   1.46

Portfolio turnover rate                                                   23.51      52.98    20.60     60.46      55.66  38.27
-------------------------- ------------------------------------- ----------------------------------- --------- ----------------
Net assets, end of period ($ x 1,000)                                    14,989     10,489    9,733    3,687      1,379 1,911
*	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1)	Reflects waivers and related reimbursements.
(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Annualized.

                                                                                                      Year Ended March 31,
                                                                Six Month Period
                                                                     Ended
                                                               September 30, 2003
Class C                                                           (unaudited)     2003     2002       2001      2000      1999
-------------------------- ------------------------------------------------------------------------- --------- --------- ----------
Per-Share Data ($):

Net asset value, beginning of period                                   14.58      19.74    19.43     16.55      19.57   20.66

Investment operations:     Investment income (loss) -- net* (1)        (0.02)      0.06    (0.01)    0.02       0.01    0.07

                           Net realized and unrealized gain
                           (loss) on investments*(2)                    3.47      (5.18)    0.81     3.80      (0.93)   0.53

Total from investment
operations                                                              3.45      (5.12)     .80      3.82      (0.92)   0.60

Distributions:             Dividends from investment income --
                           net                                         --         (0.04)    --       (0.03)     --      (0.01)

                           Dividends from net realized gain on
                           investments                                 --         --       (0.49)   (0.91)     (2.10)  (1.68)

Total distributions                                                    --         (0.04)   (0.49)   (0.94)     (2.10)  (1.69)

Net asset value, end of period                                         18.03      14.58    19.74     19.43      16.55   19.57

Total Return (%) (3)                                                   23.66     (25.95)    4.20     23.16      (5.39)   3.22
-------------------------- ----------------------------------------------------------------------- --------- --------- -------
Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)                             2.00(4)    2.00     2.00      2.00       2.00    2.00

Ratio of net investment income (loss) to average net assets (1)         0.09(4)    0.44     0.02      0.11       0.03    0.08

Increase reflected in expense and net investment income/(loss)
ratios due to waivers and related reimbursements                        0.36(4)    0.43     0.75      1.50       1.75    1.46

Portfolio turnover rate                                                23.51      52.98    20.60     60.46      55.66   38.27
-------------------------- ----------------------------------------------------------------------- --------- --------- -------
Net assets, end of period ($ x 1,000)                                 18,604     11,123   13,528      5,675      3,359  5,250
*	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1)	Reflects waivers and related reimbursements.
(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Annualized.

                                                                                                      Year Ended March 31,
                                                              Six Month Period
                                                                   Ended
                                                              September 30, 2003
Class R                                                         (unaudited)       2003    2002      2001      2000      1999
-------------------------- ---------------------------------------------------------------------- --------- --------- ----------
Per-Share Data ($):

Net asset value, beginning of period                                 14.97       20.17   19.67     16.73      19.78    20.84

Investment operations:     Investment income (loss) -- net* (1)       0.10        0.22    0.11      0.26       0.22     0.17

                           Net realized and unrealized gain
                           (loss) on investments*(2)                  3.54       (5.23)   0.91      3.80      (0.97)    0.65

Total from investment
operations                                                            3.64       (5.01)   1.02      4.06      (0.75)    0.82

Distributions:             Dividends from investment income --
                           net                                        --         (0.19)  (0.03)    (0.21)     (0.20)   (0.20)

                           Dividends from net realized gain on
                           investments                               --           --     (0.49)    (0.91)     (2.10)   (1.68)

Total distributions                                                  --          (0.19)  (0.52)    (1.12)     (2.30)   (.188)

Net asset value, end of period                                       18.61       14.97   20.17     19.67      16.73    19.78

Total Return (%) (3)                                                 24.32      (24.92)   5.28     24.38      (4.51)    4.29
-------------------------- ---------------------------------------------------------------------- --------- --------- --------
Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)                           1.00(4)     1.00    1.00      1.00       1.00     1.00

Ratio of net investment income (loss) to average net assets (1)       1.10(4)     1.44    0.92      1.65       0.98     1.08

Increase reflected in expense and net investment income/(loss)
ratios due to waivers and related reimbursements                      0.36(4)     0.43    0.75      1.50       1.77     1.46

Portfolio turnover rate                                              23.51       52.98   20.60     60.46      55.66    38.27
-------------------------- ---------------------------------------------------------------------- --------- --------- --------
Net assets, end of period ($ x 1,000)                               25,371      20,931  22,341     7,038      3,438     4,741
*	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1)	Reflects waivers and related reimbursements.
(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Annualized.

YOUR INVESTMENT

[ICON]      ACCOUNT POLICIES

The Dreyfus Premier funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein. In addition, such third parties may receive payments from Dreyfus in connection with their offering of fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the fund instead of other mutual funds where such payments are not received. Consult your financial representative for further information.

You will need to choose a share class before making your initial investment. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. In making your choice, you should consider how much you plan to invest and how long you plan to hold your investment, then weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC). Your financial representative can help you choose the share class that is appropriate for you.

•	Class A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon. If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.

•	Class B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

•	Class C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.

•	Class R shares are designed for eligible institutions and their clients (individuals may not purchase these shares directly), and may be purchased by shareholders who received Class R shares in exchange for Class Y shares of the predecessor fund in the reorganization of such fund.

•	Class T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a shorter–term investment horizon. However, if you invest $1 million or more in the fund, you should buy Class A shares, regardless of your investment horizon, because Class A has lower expenses than Class T.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees for Class B and Class C shares have the same purpose as the front-end sales charge on sales of Class A and Class T shares: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.

[Left Side Bar]

Reduced Class A and Class T Sales Charge

Letter of intent: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

Right of accumulation:when calculating your sales charge on Class A or Class T shares you may take into account the value of any shares you own in this fund or in certain other Dreyfus Premier Funds or Dreyfus Founders Funds. For any such right of accumulation to be made available, at the time of purchase you must provide sufficient information to permit the confirmation of qualification.

Consult the Statement of Additional Information (SAI) or your financial representative for more details.

Share class charges

Each share class has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, are subject to different CDSC and conversion schedules than those described below. Consult your financial representative or refer to the SAI to see if this may apply to you.

Sales charges

Class A and Class T – charged when you buy shares

                                        Sales charge deducted as a % of   Sales charge as a % of
                                        offering price                    your net investment
Your investment                         -------------------------------   ------------------------
---------------                           Class A            Class T          Class A          Class T
                                          -------            --------         -------          --------
up to $49,999........................      5.75%              4.50%            6.10%            4.70%

$50,000-$99,999......................      4.50%              4.00%            4.70%            4.20%

$100,000-$249,999....................      3.50%              3.00%            3.60%            3.10%

$250,000-$499,999....................      2.50%              2.00%            2.60%            2.00%

$500,000-$999,999....................      2.00%              1.50%            2.00%            1.50%

$1 million or more*..................      0.00%              0.00%            0.00%            0.00%

__________

        * A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.

Class B – charged when you sell shares

                                                    CDSC as a % of your initial
                                                   investment or your redemption
Years since purchase was made                       ____(whichever is less)____

up to 2 years............................                      4.00%
2-4 years................................                      3.00%
4-5 years................................                      2.00%
5-6 years................................                      1.00%
More than 6 years........................   Shares will automatically convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

Class C – charged when you sell shares

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

Class R – no sales load or Rule 12b-1 fees

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments

Minimum investments	Initial	Additional

Regular accounts Traditional IRAs Spousal IRAs Roth IRAs Education Savings Accounts	$1,000 $750 $750 $750 $500	$100; $500 for Dreyfus TeleTransfer investments no minimum no minimum no minimum no minimum after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

[Right Side Bar]

Concepts to Understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares
•	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

[Side Bar]

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online
Proceeds sent by	Minimum phone/online	Maximum phone/online

Check* Wire Dreyfus TeleTransfer	no minimum $1,000 $500	$250,000 per day $500,000 for joint accounts every 30 days/$20,000 per day $500,000 for joint accounts every 30 days/$20,000 per day

*       Not available online on accounts whose address has been changed within the last 30 days.

General Policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four purchases/redemptions or exchanges (so called roundtrips) during any twelve-month period)

•	refuse any purchase or exchange request in excess of 1% of the fund's total assets

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

[Left Side Bar]

Small Account Policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

[ICON]       DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[ICON] SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain Founders-advised funds (not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange Privilege	For making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus funds. There will be no CDSC on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON] In Writing

Complete the application.
Mail your application and a check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

[ICON] By Telephone

Wire Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:

•     ABA# 021000018
•     DDA# 8900479051
•     the fund name
•     the share class
•     your Social Security or tax ID number
•     name(s) of investor(s)
•     dealer number if applicable

Return your application with the account number on the application.

[ICON] Online (www.dreyfus.com)

[ICON] Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:

•     ABA # 021000018
•     DDA # 8900479051
•     the fund name
•     the share class
•     your account number
•     name(s) of investor(s)
•     dealer number if applicable

Electronic check Same as wire, but insert "111" before your 14-digit account number.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Website to request your transaction.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

•     your name(s) and signature(s)
•     your account number
•     the fund name
•     the dollar amount you want to sell
•     the share class
•     how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

Wire Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit the Dreyfus Website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit the Dreyfus Website to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

[Left Side Bar]

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Family of Funds.

[Right Side Bar]

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

[ICON] In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

[ICON] By Telephone

__________

[ICON] Automatically

__________

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:

•     ABA # 021000018
•     DDA # 8900479051
•     the fund name
•     the share class
•     your account number
•     name of investor
•     the contribution year
•     dealer number if applicable

Electronic check Same as wire, but insert "111" before your 14-digit account number.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

•     your name and signature
•     your account number
•     the fund name
•     the dollar amount you want to sell
•     the share class
•     how and where to send the proceeds
•     whether the distribution is qualified or premature
•     whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

__________

Systematic Withdrawal Plan Call us to request instructions to establish the plan.

[Left Side Bar]

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Trust Company, Custodian.

FOR MORE INFORMATION

Dreyfus Premier S&P STARS Fund
A series of Dreyfus Premier Manager Funds I
SEC file number: 811-21386

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and strategies that significantly affected the performance of the fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[Left Side Bar]

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611

By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

©2004 Dreyfus Service Corporation

DREYFUS PREMIER S&P STARS FUND

Seeks to provide investment results that exceed the total
return of publicly traded common stocks in the aggregate,
as represented by the Standard & Poor's 500 Stock Index

PROSPECTUS December 9, 2003
As revised, January 9, 2004

You, Your Advisor And
DREYFUS [LOGO]
A Mellon Financial CompanySM

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUND

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

YOUR INVESTMENT

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Regular Accounts

Instructions for IRAs

FOR MORE INFORMATION

Information on the recent strategies and holdings of the fund's predecessor fund can be found in its current annual/semiannual report.
See back cover.

Dreyfus Premier S&P STARS Fund	THE FUND

Ticker Symbols:	Class A: n/a Class B: n/a Class C: n/a Class R: n/a Class T: n/a

[ICON] GOAL/APPROACH

The fund seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Stock Index. To pursue its goal, the fund normally invests at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor's ("S&P") analysts according to the Standard & Poor's Stock Appreciation Ranking System (or "STARS").

S&P's research staff analyzes and ranks the stocks of approximately 1,100 issuers and evaluates their short-to-intermediate term (up to 12 months) appreciation potential, as shown below:

*****	Buy	Expected to be among the best performers over the next 6 to 12 months
****	Accumulate	Expected to be an above-average performer
***	Hold	Expected to be an average performer
**	Avoid	Expected to be a below-average performer
*	Sell	Expected to be a well-below-average performer

In seeking to achieve the investment objective of the fund, the fund's sub-adviser will principally use STARS to identify common stocks in the highest category (five-STARS) for purchase and in the lowest category (one-STARS) for short-selling. This investment approach is designed to provide opportunities to achieve performance that exceeds the Standard & Poor's 500 Index's total return.

Generally, the fund will invest at least 85% of its total assets in U.S. common stocks and U.S. dollar-denominated American Depositary Receipts ("ADRs") that are listed on U.S. exchanges that, at the time of initial purchase, were ranked five-STARS, or at the time of short sale, were ranked one-STARS.

Generally, the fund may invest up to 15% of its total assets in U.S. common stocks and ADRs without regard to STARS ranking at the time of purchase. This strategy will allow the fund's sub-adviser to consider a much larger universe of attractive stocks that S&P does not follow, which means that the fund may purchase more "lower-rated" securities (or sell short more "higher-rated" securities) than it otherwise could.

In selecting investments for the fund, the sub-adviser analyzes the stocks ranked by S&P analysts according to the STARS and selects those it believes have the best potential for capital appreciation. The sub-adviser focuses on companies that show the potential to achieve growth at a reasonable price. The sub-adviser considers various factors including market segment, industry, earnings history, price-to-earnings ratio and management. The sub-adviser may select securities of companies with small, middle and large market capitalizations.

If S&P downgrades a security held by the fund to four-STARS from five-STARS, the fund may purchase additional shares of that security without limitation. In addition, if S&P upgrades a security held by the fund to two-STARS from one-STARS, the fund may sell short additional shares of that security without limitation. If, however, S&P downgrades a security held by the fund from five- or four-STARS to three-STARS or lower, that security is subject to the 15% limitation on acquiring securities without regard to STARS ranking. Similarly, if S&P upgrades a security sold short by the fund from one- or two-STARS to three-STARS or higher, that security also is subject to the 15% limitation on investments made without regard to STARS ranking.

The fund may "sell short" securities that at their time of initial sale were rated one STARS. In a short sale, the fund sells a security it has borrowed, with the expectation that the security will decline in value. If the sub-adviser correctly predicts the decline in value, the fund will repurchase the security at a lower price and realize a gain. Although the fund's gain is limited to the amount at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Short-selling is considered "leverage" and may involve substantial risk. The fund also may engage in short-selling of other securities, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.

[Side Bar]

Concepts to understand

S&P 500 Index: a broad-based, unmanaged total return performance index of domestically traded common stocks. It is a market-value-weighted index (shares outstanding multiplied by stock price) of 500 stocks that makes each company's influence on the index's performance directly proportional to that company's value.

"Standard & Poor's®", "S&P®" and "STARS®" are trademarks of Standard & Poor's and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold or promoted by S&P.

[ICON] MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Smaller company risk. Some securities ranked five-STARS may be small- or mid-capitalization stocks. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. The fund may elect not to acquire such securities if the fund's sub-adviser determines that the fund cannot buy or sell them in sufficient quantities at attractive prices. Consequently, the fund may be unable to invest in the entire universe of five-STARS securities.

•	Market sector risk. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	STARS rankings risk. S&P STARS rankings represent the subjective determination of S&P's analysts, and may not accurately assess the investment prospects of a particular security. Past performance of securities included in the S&P STARS system does not necessarily predict the future performance of the fund.

•	Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund's volatility.

•	Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales may involve substantial risk and "leverage." Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

•	Leveraging risk. The use of leverage, such as borrowing money to purchase securities, lending portfolio securities and engaging in forward commitment transactions, will magnify the fund's gains or losses.

•	Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and foreign currencies). A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

•	Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

[Side Bar]

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

[ICON] PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company advised by the fund's sub-investment adviser, S&P STARS Portfolio (the "predecessor fund"), a series of The Bear Stearns Funds, will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about April 16, 2004. The performance figures for the fund's Class T shares in the bar chart represent the performance of the predecessor fund's Class A shares from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The performance figures for the fund's Class T, Class A, Class B, Class C and Class R shares in the table represent the performance of the predecessor fund's Class A (with respect to the fund's Class T and Class A), Class B, Class C and Class Y shares, respectively, and are compared to those of the S&P 500 Index, a broad-based, unmanaged total return performance benchmark of domestically traded common stocks. These returns have been adjusted to reflect the fund's applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance of each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class T shares (based on the predecessor fund's Class A performance, adjusted to reflect the sales load applicable to the fund's Class T shares). After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

Class T shares*

                                         +27.77    +17.99    +39.69    +37.53     +2.89      -13.92      -40.58
            '93       '94       '95       '96       '97       '98        '99       '00        '01         '02

Best Quarter:                 Q4 '98             +28.69%
Worst Quarter:                Q2 '02             -22.01%

The fund's year-to-date total return as of 9/30/03 was 23.21%.*

* Represents the performance of the predecessor fund's Class A shares.

Average annual total returns as of 12/31/02*

Share class/
inception date                             1 Year             5 Years          Since Inception

Class T (4/5/95)
returns before taxes                       -43.26%             -.70%                7.73%
Class T
returns after taxes on
distributions                              -43.26%             -1.00%               6.27%
Class T
returns after taxes on
distributions and sale of fund
shares                                     -26.56%             -.50%                5.85%
Class A (4/5/95)
returns before taxes                       -44.00%             -.96%                7.55%
Class B (1/5/98)
returns before taxes                       -43.23%              N/A                -.95%**
Class C (4/5/95)
returns before taxes                       -41.47%             -.28%                7.83%
Class R (8/7/95)
returns before taxes                       -40.29%              .72%               6.98%**
S&P 500 Index
reflects no deduction for fees,
expenses or taxes                          -22.10%             -0.59%              9.33%**

__________

* The performance for the fund's Class T, A, B, C and R shares represents the performance of the predecessor fund's Class A (with respect to the fund's Class T and A), B, C and Y shares, respectively.
** The comparable return for the same period for the S&P 500 Index was -.59% for the period since inception of Class B and 7.95% for the period since inception of Class R.

[Right Side Bar]

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON] EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                        Class A      Class B       Class C       Class R      Class T
                                                        -------      -------       -------       -------      -------
Shareholder transaction fees
(fees paid from your account)

Maximum front-end sales charge on                        5.75          none          none          none        4.50
purchases as a % of offering price

Maximum contingent deferred sales charge (CDSC) as       none*        4.00**         1.00          none        none*
a % of purchase or sale price, whichever is less

Annual fund operating expenses
(expenses paid from fund assets) as a % of average
daily net assets
Management fees                                           .70          .70           .70           .70          .70
Rule 12b-1 fee                                            none         .75           .75           none         .25
Shareholder services fee                                  .25          .25           .25           none         .25
Other expenses                                            .36          .43           .40           .19          .36

Total                                                    1.31          2.13          2.10          .89         1.56

Fee waiver and/or                                         N/A         (.13)         (.10)          N/A         (.06)
expense reimbursement
Net operating expenses***                                1.31          2.00          2.00          .89         1.50

__________

*	Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

**	Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, are subject to a 5.00% CDSC if redeemed within one year of their initial purchase.

***	The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, Class C, Class R and Class T for the two-year period following the closing date of the reorganization of the predecessor fund, so that the expenses of each such class (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.00%.

Expense example
                                                             1 Year         3 Years    5 Years        10 Years
------------------------------------------------------------ -------------- ---------- -------------- --------------
Class A                                                      $701           $966       $1,252         $2,063

Class B
with redemption                                              $603           $941       $1,320         $2,039+
Without redemption                                           $203           $641       $1,120         $2,039+

Class C
with redemption                                              $303           $638       $1,110         $2,415
Without redemption                                           $203           $638       $1,110         $2,415

Class R                                                      $91            $284       $493           $1,096

Class T                                                      $596           $909       $1,251         $2,213
†	Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first and second year of the three-, five- and ten-years examples are based on net operating expenses, which for Classes B, C and T reflect the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

[Right Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

Rule 12b-1 fee: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses also include a license fee of 0.15% charged by S&P for the use of certain of S&P's proprietary tradenames and trademarks. The amounts listed are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the fee table above.

[ICON] MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $167 billion in approximately 200 mutual fund portfolios. The fund has agreed to pay Dreyfus a management fee at the annual rate of .70% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.2 trillion of assets under management, administration or custody, including approximately $625 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Bear Stearns Asset Management Inc. (BSAM), located at 383 Madison Avenue, New York, New York 10179, to serve as the fund's sub-investment adviser. BSAM served as the predecessor fund's investment adviser. BSAM, a wholly owned subsidiary of The Bear Stearns Companies Inc., was established in 1985. The Bear Stearns Companies Inc. is a holding company that, through its subsidiaries (including its principal subsidiary, Bear, Stearns & Co. Inc.), is a leading United States investment banking, securities trading and brokerage firm serving U.S. and foreign corporations, governments and institutional and individual investors. BSAM is a registered investment adviser and provides investment advisory and administrative services to open-end investment funds and other managed accounts with aggregate assets at October 31, 2003 of approximately $22.1 billion. BSAM, subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments.

Robert S. Natale, CFA, will be the primary portfolio manager of the fund. Mr. Natale serves as Senior Managing Director at BSAM. Before joining BSAM in 1998, he served as Vice President and Director of Equity Research at S&P.

The fund, Dreyfus, BSAM, and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The code of ethics of Dreyfus and BSAM restricts the personal securities transactions of Dreyfus' and BSAM's respective employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of each code is to ensure that personal trading by Dreyfus or BSAM employees does not disadvantage any fund managed by Dreyfus or BSAM, respectively.

[ICON] FINANCIAL HIGHLIGHTS

The financial highlights information in the following tables for the fund's Class T, B, C and R shares represents the financial highlights of the predecessor fund's Class A, B, C and Y shares, respectively, for the fiscal periods indicated. It is currently contemplated that the predecessor fund will be reorganized into the fund on or about April 16, 2004. "Total return" shows how much an investment in the predecessor fund's shares would have increased (or decreased) during the period, assuming all dividends and distributions were reinvested. These financial highlights have been audited (except as noted) by Deloitte & Touche LLP, the predecessor fund's independent auditors, whose report, along with the predecessor fund's financial statements, is included in the predecessor fund's annual report, which is available upon request. Since Class A shares are new, financial highlights information is not available for that class as of the date of this prospectus. The fund's independent auditors are Ernst & Young LLP.

                                                                                          Year Ended March 31,

                                                         Six Month
                                                       Period Ended
                                                       September 30,
                                                           2003
Class T                                                 (unaudited)       2003        2002         2001         2000       1999
----------------------------------------------------- ---------------- ----------- ------------ ------------ ----------- ---------

Per-Share Data ($):

Net asset value, beginning of period                      15.81           25.11      27.85        36.42         24.39      19.97

Investment operations:       Investment income
                             (loss) -- net* (1)           (0.08)          (0.21)     (0.30)       (0.27)        (0.21)     (0.12)

                             Net realized and
                             unrealized gain (loss)
                             on investments* (2)           4.28           (9.09)     (2.44)       (7.82)        12.53       5.46

Total from investment operations                           4.20           (9.30)     (2.74)       (8.09)        12.32       5.34

                             Dividends from
Distributions:               investment income --                                                                            --
                             net                            --            --          --          --            --

                             Dividends from net
                             realized gain on
                             investments                    --            --          --          (0.48)        (0.29)     (0.92)

Total distributions                                         --            --          --          (0.48)        (0.29)     (0.92)

Net asset value, end of period                             20.01          15.81      25.11        27.85         36.42      24.39

Total Return (%) (3)                                       26.57         (37.06)     (9.80)      (22.36)        50.82      27.46
----------------------------------------------------- ---------------- ----------- ------------ ------------ ----------- ---------

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)                 1.50(4)        1.50       1.50         1.50          1.50       1.50

Ratio of net investment income (loss) to average
net assets (1)                                             (0.82)(4)      (0.95)     (1.12)       (1.04)        (1.12)     (0.73)

Increase reflected in expense and net investment
income (loss) ratios due to waivers and related
reimbursements                                              0.24(4)        0.16       0.08         0.10          0.18       0.27

Portfolio turnover rate                                    63.47         122.29     110.80        42.93         54.67      76.17
----------------------------------------------------- ---------------- ----------- ------------ ------------ ----------- ---------

Net assets, end of period ($ x 1,000)                    564,019        484,873  1,151,482    1,173,464       673,550    206,130
*	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1)	Reflects waivers and related reimbursements.
(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods. Net realized and unrealized gain/(loss) on investments include short sale transactions, if any.
(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Annualized.

                                                                                       Year Ended March 31,

                                                      Six Month
                                                    Period Ended
                                                    September 30,
                                                        2003
Class B                                              (unaudited)       2003        2002         2001         2000       1999
-------------------------------------------------- ---------------- ----------- ------------ ------------ ----------- ---------

Per-Share Data ($):

Net asset value, beginning of period                    15.32          24.46      27.26        35.83         24.11      19.86

Investment operations:       Investment income
                             (loss) -- net* (1)         (0.12)         (0.29)     (0.41)       (0.37)        (0.27)     (0.12)

                             Net realized and
                             unrealized gain
                             (loss) on
                             investments*(2)             4.15          (8.85)     (2.39)       (7.72)        12.28       5.29

Total from investment operations                         4.03          (9.14)     (2.80)       (8.09)        12.01       5.17

Distributions:               Dividends from
                             investment income
                             -- net                      --            --          --          --            --           --

                             Dividends from net
                             realized gain on
                             investments

Total distributions                                      --            --          --          (0.48)        (0.29)     (0.92)

Net asset value, end of period                          19.35          15.32      24.46        27.26         35.83      24.11

Total Return (%) (3)                                    26.31         (37.37)    (10.27)      (22.73)        50.13      26.75
-------------------------------------------------- ---------------- ----------- ------------ ------------ ----------- ---------

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)              2.00(4)        2.00       2.00         2.00          2.00       2.00

Ratio of net investment income (loss) to average
net assets (1)                                          (1.32)(4)      (1.44)     (1.65)       (1.58)        (1.63)     (1.23

Increase reflected in expense and net investment
income (loss) ratios due to waivers and related
reimbursements                                           0.24(4)        0.16       0.08         0.10          0.18       0.27

Portfolio turnover rate                                 63.47         122.29     110.80        42.93         54.67      76.17
-------------------------------------------------- ---------------- ----------- ------------ ------------ ----------- ---------

Net assets, end of period ($ x 1,000)                 389,244        323,425     672,833     620,784       300,693     49,319
*	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1)	Reflects waivers and related reimbursements.
(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Annualized.

                                                                                           Year Ended March 31,

                                                    Six Month
                                                   Period Ended
                                                  September 30,
                                                       2003
Class C                                            (unaudited)       2003        2002        2001        2000         1999
------------------------------------------------ ----------------- ---------- ----------- ----------- ------------ ------------

Per-Share Data ($):

Net asset value, beginning of period                  15.31          24.45      27.25       35.82        24.10         19.85

Investment operations:       Investment
                             income (loss) --
                             net*(1)                  (0.12)         (0.31)     (0.42)      (0.38)       (0.30)        (0.22)

                             Net realized and
                             unrealized gain
                             (loss) on
                             investments*(2)           4.14          (8.83)     (2.38)      (7.71)       12.31          5.39

Total from investment operations                       4.02          (9.14)     (2.80)      (8.09)       12.01          5.17

                             Dividends from
Distributions:               investment
                             income - net               --            --         --         --           --            --

                             Dividends from
                             net realized gain
                             on investments             --            --         --         (0.48)       (0.29)        (0.92)

Total distributions                                     --            --         --         (0.48)       (0.29)        (0.92)

Net asset value, end of period                        19.33          15.31      24.45       27.25        35.82         24.10

Total Return (%) (3)                                  26.26         (37.38)    (10.28)     (22.74)       50.15         26.75
------------------------------------------------ ----------------- ---------- ----------- ----------- ------------ ------------

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)            2.00(4)        2.00       2.00        2.00         2.00          2.00

Ratio of net investment income (loss) to
average net assets (1)                                (1.32)(4)      (1.44)     (1.65)      (1.58)       (1.63)        (1.23)

Increase reflected in expense and net
investment income (loss) ratios due to waivers
and related reimbursements                             0.24(4)        0.16       0.08        0.10         0.18          0.27

Portfolio turnover rate                               63.47         122.29     110.80       42.93        54.67         76.17
------------------------------------------------ ----------------- ---------- ----------- ----------- ------------ ------------

Net assets, end of period ($ x 1,000)               295,981        253,391    568,726     540,150      314,794        97,654
*	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1)	Reflects waivers and related reimbursements.
(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Annualized.

                                                                                      Year Ended March 31,

                                                     Six Month
                                                    Period Ended
                                                   September 30,
                                                        2003
Class R                                             (unaudited)       2003         2002         2001       2000        1999
-------------------------------------------------- --------------- ------------ ------------ ----------- ---------- -----------

Per-Share Data ($):

Net asset value, beginning of period                   16.37          25.82       28.49        37.05       24.68       20.11

Investment operations:       Investment income
                             (loss) -- net* (1)        (0.03)         (0.09)      (0.16)       (0.14)      (0.12)      (0.05)

                             Net realized and
                             unrealized gain
                             (loss) on
                             investments* (2)           4.42          (9.36)      (2.51)       (7.94)      12.78        5.54

Total from investment operations                        3.39          (9.45)      (2.67)       (8.08)      12.66        5.49

                             Dividends from
Distributions:               investment income
                             -- net                      --           --           --          --           --          --

                             Dividends from net
                             realized gain on
                             investments                 --           --           --          (0.48)      (0.29)      (0.92)

Total distributions                                      --           --           --          (0.48)      (0.29)      (0.92)

Net asset value, end of period                         20.76          16.37       25.82        28.49       37.05       24.68

Total Return (%) (3)                                   26.82         (36.60)      (9.37)      (21.95)      51.61       28.02
-------------------------------------------------- --------------- ------------ ------------ ----------- ---------- -----------

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)             1.00(4)        1.00        1.00         1.00        1.00        1.00

Ratio of net investment income (loss) to average
net assets (1)                                         (0.32)(4)      (0.43)      (0.65)       (0.47)      (0.56)      (0.23)

Increase reflected in expense and net investment
income (loss) ratios due to waivers and related
reimbursements                                          0.24(4)        0.16        0.08         0.10        0.18        0.27

Portfolio turnover rate                                63.47         122.29      110.80        42.93       54.67       76.17
-------------------------------------------------- --------------- ------------ ------------ ----------- ---------- -----------

Net assets, end of period ($ x 1,000)                133,531        109,212     203,633      176,235     154,015      52,483
*	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1)	Reflects waivers and related reimbursements.
(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods. Net realized and unrealized gain/(loss) on investments include short sale transactions, if any.
(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Annualized.

YOUR INVESTMENT

[ICON] ACCOUNT POLICIES

The Dreyfus Premier funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein. In addition, such third parties may receive payments from Dreyfus in connection with their offering of fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the fund instead of other mutual funds where such payments are not received. Consult your financial representative for further information.

You will need to choose a share class before making your initial investment. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. In making your choice, you should consider how much you plan to invest and how long you plan to hold your investment, then weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC). Your financial representative can help you choose the share class that is appropriate for you.

•	Class A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon. If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.

•	Class B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

•	Class C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.

•	Class R shares are designed for eligible institutions and their clients (individuals may not purchase these shares directly), and may be purchased by shareholders who received Class R shares in exchange for Class Y shares of the predecessor fund in the reorganization of such fund.

•	Class T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a shorter–term investment horizon. However, if you invest $1 million or more in the fund, you should buy Class A shares, regardless of your investment horizon, because Class A has lower expenses than Class T.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees for Class B and Class C shares have the same purpose as the front-end sales charge on sales of Class A and Class T shares: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.

[Left Side Bar]

Reduced Class A and Class T Sales Charge

Letter of intent: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

Right of accumulation: when calculating your sales charge on Class A or Class T shares you may take into account the value of any shares you own in this fund or in certain other Dreyfus Premier Funds or Dreyfus Founders Funds. For any such right of accumulation to be made available, at the time of purchase you must provide sufficient information to permit the confirmation of qualification.

Consult the Statement of Additional Information (SAI) or your financial representative for more details.

Share class charges

Each share class has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, are subject to different CDSC and conversion schedules than those described below. Consult your financial representative or refer to the SAI to see if this may apply to you.

Sales charges

Class A and Class T—charged when you buy shares

                                           Sales charge deducted as             Sales charge as a % of
Your investment                             a % of offering price                your net investment
---------------                             ---------------------                -------------------

                                          Class A          Class T            Class A        Class T
                                          -------          -------            -------        -------

up to $49,999                              5.75%            4.50%              6.10%          4.70%

$50,000-$99,999                            4.50%            4.00%              4.70%          4.20%

$100,000-$249,999                          3.50%            3.00%              3.60%          3.10%

$250,000-$499,999                          2.50%            2.00%              2.60%          2.00%

$500,000-$999,999                          2.00%            1.50%              2.00%          1.50%

$1 million or more*                        0.00%            0.00%              0.00%          0.00%

__________

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.

__________

Class B - charged when you sell shares

                                                                         CDSC as a % of your initial
                                                                        investment or your redemption
Years since purchase was made                                                 (whichever is less)____
-----------------------------                                        ----------------------------

Up to 2 years.....................................                                  4.00%
2-4 years.........................................                                  3.00%
4-5 years.........................................                                  2.00%
5-6 years.........................................                                  1.00%
More than 6 years.................................                        Shares will automatically
                                                                              convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

_______________________

Class C – charged when you sell shares

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

_______________________

Class R – no sales load or Rule 12b-1 fees

_______________________

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
                                                        Initial                              Additional
---------------------------------------- -------------------------------------- --------------------------------------

Regular accounts                                          $1,000                             $100; $500
                                                                                for Dreyfus TeleTransfer investments

Traditional IRAs                                            $750                             no minimum

Spousal IRAs                                                $750                             no minimum

Roth IRAs                                                   $750                             no minimum

Education Savings Accounts                                  $500                             no minimum
                                                                                        after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

[Right Side Bar]

Concepts to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

•	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

[Side Bar]

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online

Proceeds                                 Minimum                                Maximum
sent by                                  phone/online                           phone/online
---------------------------------------- -------------------------------------- --------------------------------------

Check*                                   no minimum                             $250,000 per day

Wire                                     $1,000                                 $500,000 for joint accounts
                                                                                every 30 days/$20,000 per day

Dreyfus TeleTransfer                     $500                                   $500,000 for joint accounts every 30
                                                                                days/$20,000 per day

__________

*     Not available online on accounts whose address has been changed within the last 30 days.

General Policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four purchases/redemptions or exchanges (so called roundtrips) during any twelve-month period)

•	refuse any purchase or exchange request in excess of 1% of the fund's total assets

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

[Left Side Bar]

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

__________

[ICON] DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[ICON] SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain Founders-advised funds (not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange Privilege	For making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus funds. There will be no CDSC on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request you can reinvest up to the number of Class A, Class B or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON] In Writing

Complete the application.
Mail your application and a check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

[ICON] By Telephone

Wire Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:
•      ABA# 021000018
•     DDA# 8900479035
•     the fund name
•     the share class
•     your account number
•     name(s) of investor(s)
•     dealer number if applicable

Return your application with the account number on the application.

[ICON] Online (www.dreyfus.com)

          ________

[ICON] Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
• ABA # 021000018
• DDA # 8900479035
• the fund name
• the share class
• your account number
• name(s) of investor(s)
• dealer number if applicable

Electronic check Same as wire, but insert "111" before your 14-digit account number.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:
• your name(s) and signature(s)
• your account number
• the fund name
• the dollar amount you want to sell
• the share class
• how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

Wire Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

[Left Side Bar]

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Family of Funds.

[Right Side Bar]

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

[ICON] In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

[ICON] By Telephone

          ____________________

[ICON] Automatically

          ____________________

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
• ABA # 021000018
• DDA # 8900479035
• the fund name
• the share class
• your account number
• name of investor
• the contribution year
• dealer number if applicable

Electronic check Same as wire, but insert "111" before your 14-digit account number.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:
• your name and signature
• your account number
• the fund name
• the share class
• the dollar amount you want to sell
• how and where to send the proceeds
• whether the distribution is qualified or premature
• whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

__________

Systematic Withdrawal Plan Call us to request instructions to establish the plan.

[Left Side Bar]

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Trust Company, Custodian.

FOR MORE INFORMATION

Dreyfus Premier S&P STARS Fund
A series of Dreyfus Premier Manager Funds I
SEC file number: 811-21386

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and strategies that significantly affected the performance of the fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[Left Side Bar]

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611

By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

©2004 Dreyfus Service Corporation

DREYFUS PREMIER S&P STARS OPPORTUNITIES FUND

Seeks to provide long-term capital appreciation
by investing in small and midsize companies

PROSPECTUS December 9, 2003
As revised, January 9, 2004

You, Your Advisor And
DREYFUS [LOGO]
A Mellon Financial CompanySM

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUND

Goal/Approach

Main Risks

Past Performance

Expenses

Management

Financial Highlights

YOUR INVESTMENT

Account Policies

Distributions and Taxes

Services for Fund Investors

Instructions for Regular Accounts

Instructions for IRAs

FOR MORE INFORMATION

Information on the recent strategies and holdings of the fund's predecessor fund can be found in its current annual/semiannual report.
See back cover.

Dreyfus Premier S&P STARS Opportunities Fund	THE FUND

Ticker Symbols:	Class A: n/a Class B: n/a Class C: n/a Class R: n/a Class T: n/a

[ICON] GOAL/APPROACH

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor's ("S&P") analysts according to the Standard & Poor's Stock Appreciation Ranking System (or "STARS").

S&P's research staff analyzes and ranks the stocks of approximately 1,100 issuers and evaluates their short-to-intermediate term (up to 12 months) appreciation potential, as shown below:

*****	Buy	Expected to be among the best performers over the next 6 to 12 months
****	Accumulate	Expected to be an above-average performer
***	Hold	Expected to be an average performer
**	Avoid	Expected to be a below-average performer
*	Sell	Expected to be a well-below-average performer

In seeking to achieve the investment objective of the fund, the fund's portfolio manager will principally use STARS to identify common stocks in the highest category (five-STARS) for purchase and in the lowest category (one-STARS) for short-selling. This investment approach is designed to provide opportunities to achieve performance that exceeds the Standard & Poor's MidCap 400 Index's total return.

The portfolio manager generally will select for the fund securities of companies that, at the time of purchase, have market capitalizations of under $7 billion or are components of either the Standard & Poor's MidCap 400 Index or the Standard & Poor's SmallCap 600 Index.

Generally, the fund will invest at least 75% of its total assets in U.S. common stocks and U.S. dollar-denominated American Depositary Receipts ("ADRs") that are listed on U.S. exchanges that, at the time of initial purchase, were ranked five-STARS, or at the time of short sale, were ranked one-STARS.

Generally, the fund may invest up to 25% of its total assets in U.S. common stocks and ADRs without regard to STARS ranking at the time of purchase. This strategy will allow the fund's portfolio manager to consider a larger universe of stocks that S&P does not follow, which means that the fund may purchase more "lower-rated" securities (or sell short more "higher-rated" securities) than it otherwise could.

In selecting investments for the fund, the portfolio manager analyzes the stocks ranked by S&P analysts according to the STARS and selects those he believes have the best potential for capital appreciation. The portfolio manager focuses on companies that show the potential to achieve growth at a reasonable price. The portfolio manager considers various factors including market segment, industry, earnings history, price-to-earnings ratio and management.

If S&P downgrades a security held by the fund to four-STARS from five-STARS, the fund may purchase additional shares of that security without limitation. In addition, if S&P upgrades a security held by the fund to two-STARS from one-STARS, the fund may sell short additional shares of that security without limitation. If, however, S&P downgrades a security held by the fund from five- or four-STARS to three-STARS or lower, that security is subject to the 25% limitation on acquiring securities without regard to STARS ranking. Similarly, if S&P upgrades a security sold short by the fund from one- or two-STARS to three-STARS or higher, that security also is subject to the 25% limitation on investments made without regard to STARS ranking.

The fund may "sell short" securities that at their time of initial sale were rated one STARS. In a short sale, the fund sells a security it has borrowed, with the expectation that the security will decline in value. If the portfolio manager correctly predicts the decline in value, the fund will repurchase the security at a lower price and realize a gain. Although the fund's gain is limited to the amount at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Short-selling is considered "leverage" and may involve substantial risk. The fund also may engage in short-selling of other securities, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.

[Side Bar]

Concepts to understand

S&P MidCap 400 Index: a broad-based, unmanaged total return performance index of domestically traded midcap common stocks. It is a market-value-weighted index (shares outstanding multiplied by stock price) of 400 stocks of medium sized companies with market capitalizations ranging between approximately $900 million and $3 billion, depending upon the index composition, that makes each company's influence on the index's performance directly proportional to that company's value.

"Standard & Poor's®", "S&P®" and "STARS®" are trademarks of Standard & Poor's and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold or promoted by S&P.

Midcap companies: established companies that may not be well known. Midcap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.

Small companies: generally new, often entrepreneurial companies. Small companies tend to grow faster than large companies, but frequently are more volatile, more vulnerable to major setbacks, and have a higher failure rate than larger companies.

[ICON] MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

•	Smaller company risk. Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. The fund may elect not to acquire such securities if the fund's portfolio manager determines that the fund cannot buy or sell them in sufficient quantities at attractive prices.

•	Market sector risk. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	STARS rankings risk. S&P STARS rankings represent the subjective determination of S&P's analysts, and may not accurately assess the investment prospects of a particular security. Past performance of securities included in the S&P STARS system does not necessarily predict the future performance of the fund.

•	Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund's volatility.

•	Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales may involve substantial risk and "leverage." Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

•	Leveraging risk. The use of leverage, such as borrowing money to purchase securities, lending portfolio securities and engaging in forward commitment transactions, will magnify the fund's gains or losses.

•	Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and foreign currencies). A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

•	Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

[Side Bar]

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

[ICON] PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. It is currently contemplated that before the fund commences operations, substantially all of the assets of another investment company, S&P STARS Opportunities Portfolio (the "predecessor fund"), a series of The Bear Stearns Funds, will be transferred to the fund in a tax-free reorganization. If the reorganization is approved by shareholders of the predecessor fund, the reorganization would occur on or about April 16, 2004. The performance figures for the fund's Class T shares in the bar chart represent the performance of the predecessor fund's Class A shares for its first full calendar year of operations. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The performance figures for the fund's Class T, Class A, Class B, Class C and Class R shares in the table represent the performance of the predecessor fund's Class A (with respect to the fund's Class T and Class A), Class B, Class C and Class Y shares, respectively, and are compared to those of the S&P MidCap 400 Index, a broad-based, unmanaged total return performance benchmark of domestically traded common stocks of mid-size companies. These returns have been adjusted to reflect the fund's applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance of each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class T shares (based on the predecessor fund's Class A performance, adjusted to reflect the sales load applicable to the fund's Class T shares). After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

Class T shares*

                                                                                                         -22.59
            '93       '94       '95       '96       '97       '98        '99       '00        '01         '02

Best Quarter:                 Q4 '02             +3.06%
Worst Quarter:                Q3 '02             -16.42%

The fund's year-to-date total return as of 9/30/03 was 20.00%.*

* Represents the performance of the predecessor fund's Class A shares.

Average annual total returns as of 12/31/02*

                                                           Since Inception
Share class                                1 Year             (10/1/01)
Class T
returns before taxes                       -26.05%             -10.68%
Class T
returns after taxes on
distributions                              -26.48%             -11.10%
Class T
returns after taxes on
distributions and sale of fund
shares                                     -15.98%              -8.71%
Class A
returns before taxes                       -27.04%             -11.58%
Class B
returns before taxes                       -26.03%             -10.76%
Class C
returns before taxes                       -23.74%              -7.79%
Class R
returns before taxes                       -22.29%              -6.97%
S&P MidCap 400 Index
reflects no deduction for fees,
expenses or taxes                          -14.51%              0.69%

__________

* The performance for the fund's Class T, A, B, C and R shares represents the performance of the predecessor fund's Class A (with respect to the fund's Class T and Class A), B, C and Y shares, respectively.

[Right Side Bar]

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON] EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                        Class A      Class B       Class C       Class R      Class T
                                                        -------      -------       -------       -------      -------
Shareholder transaction fees
(fees paid from your account)

Maximum front-end sales charge on                        5.75          none          none          none        4.50
purchases as a % of offering price

Maximum contingent deferred sales charge (CDSC) as       none*        4.00**         1.00          none        none*
a % of purchase or sale price, whichever is less

Annual fund operating expenses
(expenses paid from fund assets) as a % of average
daily net assets
Management fees                                           .70          .70           .70           .70          .70
Rule 12b-1 fee                                            None         .75           .75           none         .25
Shareholder services fee                                  .25          .25           .25           none         .25
Other expenses                                            .65          .67           .65           .54          .65

Total                                                    1.60          2.37          2.35         1.24         1.85

Fee waiver and/or                                         N/A         (.37)         (.35)         (.24)        (.35)
expense reimbursement
Net operating expenses***                                1.60          2.00          2.00         1.00         1.50

__________

*	Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

**	Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, are subject to a 5.00% CDSC if redeemed within one year of their initial purchase.

***	The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of Class B, Class C, Class R and Class T for the two-year period following the closing date of the reorganization of the predecessor fund, so that the expenses of each such class (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.00%.

Expense example
                                                             1 Year         3 Years    5 Years        10 Years
------------------------------------------------------------ -------------- ---------- -------------- --------------
Class A                                                      $728           $1,051     $1,396         $2,366

Class B
with redemption                                              $603           $967       $1,397         $2,278+
without redemption                                           $203           $667       $1,197         $2,278+

Class C
with redemption                                              $303           $665       $1,190         $2,631
without redemption                                           $203           $665       $1,190         $2,631

Class R                                                      $102           $345       $634           $1,456

Class T                                                      $596           $939       $1,342         $2,465
†	Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first and second year of the three-, five- and ten-years examples are based on net operating expenses, which for Classes B, C, R and T reflect the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

[Right Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

Rule 12b-1 fee: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund's distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses also include a license fee of 0.15% charged by S&P for the use of certain of S&P's proprietary tradenames and trademarks. The amounts listed are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the fee table above.

[ICON] MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $167 billion in approximately 200 mutual fund portfolios. The fund has agreed to pay Dreyfus a management fee at the annual rate of .70% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $3.2 trillion of assets under management, administration or custody, including approximately $625 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Fred A. Kuehndorf will be the fund's primary portfolio manager. Mr. Kuehndorf is a Senior Vice President and senior portfolio manager with Lighthouse Ashland Investments, an affiliate of Dreyfus. On November 11, 2002, he became a dual employee of Dreyfus and Lighthouse Ashland Investments. Prior to joining Lighthouse Ashland Investments in 1999, Mr. Kuehndorf was a Director and senior portfolio manager with Deutsche Bank Private Bank in New York.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The code of ethics of Dreyfus restricts the personal securities transactions of Dreyfus' employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of each code is to ensure that personal trading by Dreyfus employees does not disadvantage any fund managed by Dreyfus.

[ICON] FINANCIAL HIGHLIGHTS

The financial highlights information in the following tables for the fund's Class T, B, C and R shares represents the financial highlights of the predecessor fund's Class A, B, C and Y shares, respectively, for the fiscal periods indicated. It is currently contemplated that the predecessor fund will be reorganized into the fund on or about April 16, 2004. "Total return" shows how much an investment in the predecessor fund's shares would have increased (or decreased) during the period, assuming all dividends and distributions were reinvested. These financial highlights have been audited (except as noted) by Deloitte & Touche LLP, the predecessor fund's independent auditors, whose report, along with the predecessor fund's financial statements, is included in the predecessor fund's annual report, which is available upon request. Since Class A shares are new, financial highlights information is not available for that class as of the date of this prospectus. The fund's independent auditors are Ernst & Young LLP.

                                                                                         Year Ended March 31,

                                                              Six Month
                                                             Period Ended
                                                            September 30,
Class T                                                    2003 (unaudited)                  2003        2002*
---------------------------------------------------------- ----------------- ------------ ------------ -----------

Per-Share Data ($):

Net asset value, beginning of period                            10.49                        14.27       12.00

Investment operations:       Investment income (loss) --
                             net** (1)                          (0.05)                       (0.12)      (0.04)

                             Net realized and unrealized
                             gain (loss) on
                             investments** (2)                   2.46                        (3.49)       2.31

Total from investment operations                                 2.41                        (3.61)       2.27

                             Dividends from investment
Distributions:               income -- net                        --                         --           --

                             Dividends from net realized
                             gain on investments                  --                         (0.17)       --

Total distributions                                               --                         (0.17)       --

Net asset value, end of period                                  12.90                        10.49       14.27

Total Return (%) (3)                                            22.97                       (25.36)      18.92
---------------------------------------------------------- ----------------- ------------ ------------ ----------- --------

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)                      1.50(4)                      1.50        1.50 (4)

Ratio of net investment income (loss) to average net
assets (1)                                                      (0.83)(4)                    (0.92)      (0.90) (4)

Increase reflected in expense and net investment income
(loss) ratios due to waivers and related reimbursements          0.63(4)                      0.44        0.85 (4)

Portfolio turnover rate                                         98.10                       174.82       66.89
---------------------------------------------------------- ----------------- ------------ ------------ ----------- --------

Net assets, end of period ($ x 1,000)                          23,291                       20,521      30,004
*	From October 1, 2001 (commencement of operations) to March 31, 2002.

**	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

(1)	Reflects waivers and related reimbursements.

(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods. Net realized and unrealized gain/(loss) on investments include short sale transactions, if any.

(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.

(4)	Annualized.

                                                                                          Year Ended March 31,

                                                                Six Month
                                                              Period Ended
                                                              September 30,
                                                                  2003
Class B                                                        (unaudited)                   2003       2002*
------------------------------------------------------------ ---------------- ----------- ----------- ----------- ---------

Per-Share Data ($):

Net asset value, beginning of period                              10.40                     14.23        12.00

Investment operations:       Investment income (loss) --
                             net**(1)                             (0.08)                    (0.18)       (0.06)

                             Net realized and unrealized
                             gain (loss) on                        2.43
                             investments**(2)                                               (3.48)        2.29

Total from investment operations                                   2.35                     (3.66)        2.23

Distributions:               Dividends from investment
                             income -- net                         --                         --           --

                             Dividends from net realized
                             gain on investments                   --                       (0.17)         --

Total distributions                                                --                       (0.17)         --

Net asset value, end of period                                    12.75                     10.40        14.23

Total Return (%) (3)                                              22.60                    (25.79)       18.58
------------------------------------------------------------ ---------------- ----------- ----------- ----------- ---------

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)                        2.00(4)                   2.00         2.00(4)

Ratio of net investment income (loss) to average net                                                             )
assets (1)                                                        (1.33)(4)                 (1.42)       (1.48)(4

Increase reflected in expense and net investment income
(loss) ratios due to waivers and related reimbursements            0.63(4)                   0.44         0.85(4)

Portfolio turnover rate                                           98.10                    174.82        66.89
------------------------------------------------------------ ---------------- ----------- ----------- ----------- ---------

Net assets, end of period ($ x 1,000)                            17,126                    14,784       21,094
*	From October 1, 2001 (commencement of operations) to March 31, 2002.

**	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

(1)	Reflects waivers and related reimbursements.

(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.

(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.

(4)	Annualized.

                                                                                               Year Ended March 31,

                                                                Six Month
                                                              Period Ended
                                                              September 30,
                                                                  2003
Class C                                                        (unaudited)                  2003       2002*
------------------------------------------------------------ ---------------- ----------- ---------- ---------- -----------

Per-Share Data ($):

Net asset value, beginning of period                              10.40                     14.23       12.00

Investment operations:       Investment income (loss) --
                             net**(1)                             (0.08)                    (0.18)      (0.06)

                             Net realized and unrealized
                             gain (loss) on
                             investments**(2)                      2.43                     (3.48)       2.29

Total from investment operations                                   2.35                     (3.66)       2.23

                             Dividends from investment
Distributions:               income -- net                         --                         --          --

                             Dividends from net realized
                             gain on investments                   --                       (0.17)        --

Total distributions                                                --                       (0.17)        --

Net asset value, end of period                                    12.75                     10.40       14.23

Total Return (%) (3)                                              22.60                    (25.79)      18.58
------------------------------------------------------------ ---------------- ----------- ---------- ---------- -----------

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)                        2.00(4)                   2.00        2.00(4)

Ratio of net investment income (loss) to average net
assets (1)                                                        (1.33)(4)                 (1.42)      (1.43)(4)

Increase reflected in expense and net investment income
(loss) ratios due to waivers and related reimbursements            0.63(4)                   0.44        0.85(4)

Portfolio turnover rate                                           98.10                    174.82       66.89
------------------------------------------------------------ ---------------- ----------- ---------- ---------- -----------

Net assets, end of period ($ x 1,000)                            13,141                    11,638      16,412
*	From October 1, 2001 (commencement of operations) to March 31, 2002.

**	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

(1)	Reflects waivers and related reimbursements.

(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.

(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.

(4)	Annualized.

                                                                                         Year Ended March 31,

                                                              Six Month
                                                             Period Ended
                                                            September 30,
Class R                                                    2003 (unaudited)                  2003         2002*
---------------------------------------------------------- ----------------- ------------ ------------ ------------ -------

Per-Share Data ($):

Net asset value, beginning of period                            10.56                        14.30        12.00

Investment operations:       Investment income (loss) --
                             net** (1)                          (0.02)                       (0.08)       (0.02)

                             Net realized and unrealized
                             gain (loss) on
                             investments** (2)                   2.47                        (3.49)        2.32

Total from investment operations                                 2.45                        (3.57)        2.30

                             Dividends from investment
Distributions:               income -- net                        --                          --            --

                             Dividends from net realized
                             gain on investments                  --                         (0.17)         --

Total distributions                                               --                         (0.17)         --

Net asset value, end of period                                  13.01                        10.56        14.30

Total Return (%) (3)                                            23.20                       (25.03)       19.17
---------------------------------------------------------- ----------------- ------------ ------------ ------------ -------

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets (1)                     1.00(4)                       1.00         1.00(4)

Ratio of net investment income (loss) to average net
assets (1)                                                     (0.33)(4)                     (0.45)       (0.40)(4)

Increase reflected in expense and net investment income
(loss) ratios due to waivers and related reimbursements         0.63(4)                       0.44         0.85(4)

Portfolio turnover rate                                        98.10                        174.82        66.89
---------------------------------------------------------- ----------------- ------------ ------------ ------------ -------

Net assets, end of period ($ x 1,000)                            861                           758        2,522
*	From October 1, 2001 (commencement of operations) to March 31, 2002.

**	Calculated based on the shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

(1)	Reflects waivers and related reimbursements.

(2)	The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods. Net realized and unrealized gain/(loss) on investments include short sale transactions, if any.

(3)	Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.

(4)	Annualized.

YOUR INVESTMENT

[ICON] ACCOUNT POLICIES

The Dreyfus Premier funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein. In addition, such third parties may receive payments from Dreyfus in connection with their offering of fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the fund instead of other mutual funds where such payments are not received. Consult your financial representative for further information.

You will need to choose a share class before making your initial investment. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. In making your choice, you should consider how much you plan to invest and how long you plan to hold your investment, then weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC). Your financial representative can help you choose the share class that is appropriate for you.

•	Class A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon. If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.

•	Class B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

•	Class C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.

•	Class R shares are designed for eligible institutions and their clients (individuals may not purchase these shares directly), and may be purchased by shareholders who received Class R shares in exchange for Class Y shares of the predecessor fund in the reorganization of such fund.

•	Class T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a shorter–term investment horizon. However, if you invest $1 million or more in the fund, you should buy Class A shares, regardless of your investment horizon, because Class A has lower expenses than Class T.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees for Class B and Class C shares have the same purpose as the front-end sales charge on sales of Class A and Class T shares: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.

[Left Side Bar]

Reduced Class A and Class T Sales Charge

Letter of intent: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

Right of accumulation: when calculating your sales charge on Class A or Class T shares you may take into account the value of any shares you own in this fund or in certain other Dreyfus Premier Funds or Dreyfus Founders Funds. For any such right of accumulation to be made available, at the time of purchase you must provide sufficient information to permit the confirmation of qualification.

Consult the Statement of Additional Information (SAI) or your financial representative for more details.

Share class charges

Each share class has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, are subject to different CDSC and conversion schedules than those described below. Consult your financial representative or refer to the SAI to see if this may apply to you.

Sales charges

Class A and Class T—charged when you buy shares

                                           Sales charge deducted as             Sales charge as a % of
Your investment                             a % of offering price                your net investment
---------------                             ---------------------                -------------------

                                          Class A          Class T            Class A        Class T
                                          -------          -------            -------        -------

up to $49,999                              5.75%            4.50%              6.10%          4.70%

$50,000-$99,999                            4.50%            4.00%              4.70%          4.20%

$100,000-$249,999                          3.50%            3.00%              3.60%          3.10%

$250,000-$499,999                          2.50%            2.00%              2.60%          2.00%

$500,000-$999,999                          2.00%            1.50%              2.00%          1.50%

$1 million or more*                        0.00%            0.00%              0.00%          0.00%

__________

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.

_____________________

Class B – charged when you sell shares

                                                                    CDSC as a % of your initial
                                                                   investment or your redemption
Years since purchase was made                                            (whichever is less)
-----------------------------                                      ----------------------------

Up to 2 years.....................................                             4.00%
2-4 years.........................................                             3.00%
4-5 years.........................................                             2.00%
5-6 years.........................................                             1.00%
More than 6 years.................................                   Shares will automatically
                                                                         convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

_____________________

Class C – charged when you sell shares

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.

_____________________

Class R – no sales load or Rule 12b-1 fees

_____________________

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
                                               Initial                            Additional
----------------------------------- -------------------------------- --------------------------------------

Regular accounts                                 $1,000                           $100; $500
                                                                     for Dreyfus TeleTransfer investments

Traditional IRAs                                   $750                           no minimum

Spousal IRAs                                       $750                           no minimum

Roth IRAs                                          $750                           no minimum

Education Savings Accounts                         $500                           no minimum
                                                                             after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

[Right Side Bar]

Concepts to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

•	the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

[Side Bar]

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online

Proceeds                                 Minimum                                Maximum
sent by                                  phone/online                           phone/online
---------------------------------------- -------------------------------------- --------------------------------------

Check*                                   no minimum                             $250,000 per day

Wire                                     $1,000                                 $500,000 for joint accounts
                                                                                every 30 days/$20,000 per day

Dreyfus TeleTransfer                     $500                                   $500,000 for joint accounts every 30
                                                                                days/$20,000 per day

__________

*     Not available online on accounts whose address has been changed within the last 30 days.

General Policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund reserves the right to:

•	refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four purchases/redemptions or exchanges (so called roundtrips) during any twelve-month period)

•	refuse any purchase or exchange request in excess of 1% of the fund's total assets

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

[Left Side Bar]

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

[ICON] DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

[ICON] SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from the fund into another Dreyfus fund or certain Founders-advised funds (not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange Privilege	For making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus funds. There will be no CDSC on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request you can reinvest up to the number of Class A, Class B or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON] In Writing

Complete the application.
Mail your application and a check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

[ICON] By Telephone

Wire Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:
• ABA# 021000018
• DDA# 8900479043
• the fund name
• the share class
• your account number
• name(s) of investor(s)
• dealer number if applicable

Return your application with the account number on the application.

[ICON] Online (www.dreyfus.com)

          ________

[ICON] Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
• ABA# 021000018
• DDA# 8900479043
• the fund name
• the share class
• your account number
• name(s) of investor(s)
• dealer number if applicable

Electronic check Same as wire, but insert "111" before your 14-digit account number.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:
• your name(s) and signature(s)
• your account number
• the fund name
• the dollar amount you want to sell
• the share class
• how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

Wire Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

[Left Side Bar]

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Family of Funds.

[Right Side Bar]

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

[ICON] In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:

The Dreyfus Trust Company
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

[ICON] By Telephone

          ____________________

[ICON] Automatically

          ____________________

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

Wire Have your bank send your investment to The Bank of New York, with these instructions:
• ABA# 021000018
• DDA# 8900479043
• the fund name
• the share class
• your account number
• name of investor
• the contribution year
• dealer number if applicable

Electronic check Same as wire, but insert "111" before your 14-digit account number.

All services Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:
• your name and signature
• your account number
• the fund name
• the share class
• the dollar amount you want to sell
• how and where to send the proceeds
• whether the distribution is qualified or premature
• whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

__________

Systematic Withdrawal Plan Call us to request instructions to establish the plan.

[Left Side Bar]

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus Trust Company, Custodian.

FOR MORE INFORMATION

Dreyfus Premier S&P STARS Opportunities Fund
A series of Dreyfus Premier Manager Funds I
SEC file number: 811-21386

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and discusses recent market conditions, economic trends and strategies that significantly affected the performance of the fund's predecessor fund during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

[Left Side Bar]

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611

By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

©2004 Dreyfus Service Corporation